AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2019

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 19, 2020 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 19, 2020, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 44, 45, 46, 47, 48, 49, 50, 51, 52 and 53 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018, March 16, 2018, April 13, 2018, May 11, 2018, June 8, 2018, June 29, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019, August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019 and November 22, 2019, respectively. This Amendment relates solely to Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF and Invesco Energy Commodity Strategy No K-1 ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 and Part C of Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on February 28, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of December, 2019.

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	December 20, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	December 20, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	December 20, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	December 20, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 20, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 20, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	December 20, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	December 20, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	December 20, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 20, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	December 20, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	December 20, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 20, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		December 20, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 47 to the Trust’s Registration Statement and incorporated by reference herein.